Debt - Additional Information (Detail) (USD $)	1 Months Ended				12 Months Ended												1 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended
	Nov. 27, 2012	Nov. 30, 2012	Mar. 13, 2012	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2012	Dec. 31, 2012 East Texas System [Member]	Jan. 31, 2012 East Texas System [Member]	Jan. 03, 2012 East Texas System [Member]	Dec. 31, 2012 Southeast Texas [Member]	Mar. 31, 2012 Southeast Texas [Member]	Mar. 30, 2012 Southeast Texas [Member]	Dec. 31, 2011 Southeast Texas [Member]	Jan. 31, 2011 Southeast Texas [Member]	Mar. 31, 2012 Senior Notes, 4.95% Due 2022 [Member]	Dec. 31, 2012 Senior Notes, 4.95% Due 2022 [Member]	Jan. 03, 2012 Senior Notes, 4.95% Due 2022 [Member]	Mar. 31, 2012 Senior Notes, 4.95% Due 2022 [Member] Southeast Texas [Member]	Sep. 30, 2010 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2012 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2011 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2012 343.5 million Term Loan [Member]	Dec. 31, 2012 Acquisition 1 [Member]	Dec. 31, 2012 Credit Agreement [Member]	Dec. 31, 2011 Credit Agreement [Member]	Jul. 02, 2012 Term Loan Agreement [Member]	Jan. 03, 2012 Term Loan Agreement [Member]
Debt Instrument [Line Items]
Revolving credit facility																										$ 1,000,000,000
Line of credit facility, maturity date					Nov. 10, 2016																					Nov. 10, 2016
Letters of credit issued																										1,000,000	1,000,000
Letters of credit outstanding																										1,000,000	1,000,000
Unused capacity under the credit agreement																										474,000,000
Line of credit facility interest rate description																										(1) LIBOR, plus an applicable margin of 1.25% based on our current credit rating; or (2) (a) the base rate which shall be the higher of Wells Fargo Bank N.A.'s prime rate, the Federal Funds rate plus 0.50% or the LIBOR Market Index rate plus 1%, plus (b) an applicable margin of 0.25% based on our current credit rating
Annual facility fee description																										The revolving credit facility incurs an annual facility fee of 0.25% based on our current credit rating
Leverage ratio																									5.5	5.0
Debt Securities Issued Amount		500,000,000															350,000,000	350,000,000			250,000,000	250,000,000	250,000,000
Senior notes interest rate percentage	2.50%	2.50%	4.95%	3.25%				4.95%									4.95%	4.95%	4.95%		3.25%	3.25%
Maturity date	Dec. 01, 2017	Dec. 01, 2017	Apr. 01, 2022	Oct. 01, 2015													Apr. 01, 2022				Oct. 01, 2015
Proceeds from debt		494,000,000			2,665,000,000	1,524,000,000	868,000,000										346,000,000					248,000,000
Underwriters' fees		6,000,000															4,000,000				2,000,000
First payment date		Jun. 01, 2013															Oct. 01, 2012					Apr. 01, 2011
Acquisition of additional interest									49.90%	49.90%	49.90%	66.67%	66.67%	66.67%	66.67%	33.33%				66.67%
Line of credit facility amount borrowed																								$ 343,000,000				$ 140,000,000	$ 135,000,000
Ownership interest percentage owned by parent											50.10%													33.33%
Term Loan period																												2 years	2 years